COVER LETTER

January 15, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	MassMutual Select Funds

(1933 Act File No. 33-73824; 1940 Act File No. 811-8274)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Select Funds (the “Trust”) pursuant to (i) the Securities Act of 1933, as amended (the “Securities Act”) and Rule 485(a)(2) thereunder, (ii) the Investment Company Act of 1940, as amended (the “1940 Act”), and (iii) Form N-1A and Regulation S-T, is Post-Effective Amendment No. 50 to the Trust’s Registration Statement under the Securities Act and Amendment No. 52 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”).

This Amendment is being filed primarily in connection with the following: (i) the initial registration under the Securities Act of the Select Destination Retirement 2015 Fund, Select Destination Retirement 2025 Fund, Select Destination Retirement 2035 Fund and Select Destination Retirement 2045 Fund, four new series of the Trust; (ii) to reflect the addition of a subadviser for the Select Mid-Cap Value Fund; (iii) to reflect a change in subadviser for each of the Select Diversified Value Fund, Select Large Cap Growth Fund and Select Small Cap Value Equity Fund; and (iv) to comply with Form N-1A, as recently amended. In addition, this amendment incorporates other changes made since the filing of Post-Effective Amendment No. 47. The anticipated effective date is April 1, 2010. These Funds will offer their shares pursuant to a single Prospectus and Statement of Additional Information.

Please note that while disclosure has been updated, actual expense and performance figures have not yet been updated to reflect 12/31/09 information, but instead still reflect 12/31/08 information.

Please address any comments or questions to the undersigned at (413) 744-6602. Thank you in advance for your attention to this matter.

Very truly yours,

/s/ Jill Nareau Robert
Jill Nareau Robert

Assistant Secretary, MassMutual Select Funds

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company